Note 8 - Loans Receivable, Net and Allowance for Loan Losses - Loan Portfolio by Credit Rating (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Loans	$ 179,104	$ 145,136
Pass [Member]
Loans	174,626	140,498
Special Mention [Member]
Loans	239	593
Substandard [Member]
Loans	4,239	4,045
Doubtful [Member]
Loans
Real Estate Portfolio Segment [Member]
Loans	169,783	142,489
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Loans	5,389	5,777
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Pass [Member]
Loans	5,389	5,777
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Special Mention [Member]
Loans
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Substandard [Member]
Loans
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Doubtful [Member]
Loans
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Loans	51,893	51,036
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Pass [Member]
Loans	50,864	49,457
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Special Mention [Member]
Loans	122	331
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Substandard [Member]
Loans	907	1,248
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Doubtful [Member]
Loans
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Loans	14,641	12,402
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Pass [Member]
Loans	14,641	12,402
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Special Mention [Member]
Loans
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Substandard [Member]
Loans
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Doubtful [Member]
Loans
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Loans	77,730	49,765
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Pass [Member]
Loans	76,281	48,185
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Special Mention [Member]
Loans	117	262
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Substandard [Member]
Loans	1,332	1,318
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Doubtful [Member]
Loans
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans	15,355	16,100
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Pass [Member]
Loans	13,355	14,621
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Special Mention [Member]
Loans
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Substandard [Member]
Loans	2,000	1,479
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Doubtful [Member]
Loans
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Loans	4,775	7,409
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Pass [Member]
Loans	4,775	7,409
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Special Mention [Member]
Loans
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Substandard [Member]
Loans
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Doubtful [Member]
Loans
Commercial Portfolio Segment [Member]
Loans	9,295	2,576
Commercial Portfolio Segment [Member] | Pass [Member]
Loans	9,295	2,576
Commercial Portfolio Segment [Member] | Special Mention [Member]
Loans
Commercial Portfolio Segment [Member] | Substandard [Member]
Loans
Commercial Portfolio Segment [Member] | Doubtful [Member]
Loans
Consumer Portfolio Segment [Member]
Loans	26	71
Consumer Portfolio Segment [Member] | Pass [Member]
Loans	26	71
Consumer Portfolio Segment [Member] | Special Mention [Member]
Loans
Consumer Portfolio Segment [Member] | Substandard [Member]
Loans
Consumer Portfolio Segment [Member] | Doubtful [Member]
Loans